Legal Proceedings (Details) (USD $)	0 Months Ended
	Mar. 27, 2014	Aug. 17, 2014 gal
Other legal proceedings
Storage and transloading capacity of oil or gas		1,800,000,000
Violation of existing permit
Other legal proceedings
Civil penalty assessment sought by Oregon Department of Environmental Quality	$ 117,292